Average Annual Total Returns - Ashmore Emerging Markets Active Equity Fund	Institutional 1-Year	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional Class A 1-Year	Institutional Class A Since Inception	Class A 1-Year	Class A Since Inception	Class A Inception Date	Class C 1-Year	Class C Since Inception	Class C Inception Date
Total	15.57%	12.73%	Nov. 01, 2016	15.48%	10.72%	Nov. 01, 2016	9.47%	9.18%	Nov. 01, 2016						18.31%	11.52%